Accruals and other payables	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accruals and other payables

14. Accruals and other payables

Accruals and other payables consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Accrued salary	56,000	120,767	165,707
Accrued employee benefits	67,144	6,733	9,238
Accrued professional fees	33,410	33,616	46,125
Accrued interest	4,302	69,448	95,292
Accrued rental	31,425	40,972	56,218
VAT payable	405,406	291,307	399,709
Other tax payable	2,506	52,513	72,054
Vendor retention	-	14,617	20,056
Tenancy deposit received	11,097	10,177	13,964
Other payables	31,751	31,560	43,304
Total	643,041	671,710	921,667